March 20, 2019

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

BNY Mellon Small Cap Multi-Strategy Fund

BNY Mellon Small/Mid Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 31, 2018

Effective March 20, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Opportunistic Mid Cap Value Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon Investments Corporation (Mellon), an affiliate of The Dreyfus Corporation.  The team consists of Patrick Kent, the lead portfolio manager, James Boyd and Dale Dutile.  Messrs. Boyd, Dutile and Kent are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd, Dutile and Kent also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

Effective March 20, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Opportunistic Small Cap Strategy have been made since August 2012 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon, an affiliate of The Dreyfus Corporation.  The team consists of Patrick Kent, the lead portfolio manager, James Boyd and Dale Dutile.  Messrs. Boyd, Dutile and Kent are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd, Dutile and Kent also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

Effective March 20, 2019, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the Opportunistic Small/Mid Cap Strategy have been made since April 2014 by a team of portfolio managers employed by The Dreyfus Corporation and Mellon, an affiliate of The Dreyfus Corporation.  The team consists of Patrick Kent, the lead portfolio manager, James Boyd and Dale Dutile.  Messrs. Boyd, Dutile and Kent are each managing directors, equity research analysts and portfolio managers at Mellon.  Messrs. Boyd, Dutile and Kent also are employees of The Dreyfus Corporation and manage the portion of the fund's assets allocated to this strategy in their capacity as employees of The Dreyfus Corporation.

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Effective March 20, 2019, the following information supersedes and replaces any contrary information contained in the sections of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Mid Cap Multi-Strategy Fund", "– BNY Mellon Small Cap Multi-Strategy Fund" and "– BNY Mellon Small/Mid Cap Multi-Strategy Fund":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), Thomas Murphy (Mid Cap Tax-Sensitive Strategy), Patrick Kent (lead portfolio manager), James Boyd and Dale Dutile (Opportunistic Mid Cap Value Strategy), John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Mid Cap Growth Strategy), Joseph F. Feeney, Jr. and Steven L. Pollack (Boston Partners Mid Cap Value Strategy) and William A. Priebe, José Muñoz and William Scott Priebe (Geneva Mid Cap Growth Strategy)

BNY Mellon Small Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), Patrick Kent (lead portfolio manager), James Boyd and Dale Dutile (Opportunistic Small Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small Cap Value Strategy) and John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Small Cap Growth Strategy)

BNY Mellon Small/Mid Cap Multi-Strategy Fund's primary portfolio managers are Caroline Lee Tsao (investment allocation), Patrick Kent (lead portfolio manager), James Boyd and Dale Dutile (Opportunistic Small/Mid Cap Strategy), Joseph M. Corrado, Stephanie K. Brandaleone and Edward R. Walter (Small/Mid Cap Value Strategy) and John R. Porter, Todd W. Wakefield and Robert C. Zeuthen (Small/Mid Cap Growth Strategy)

Effective March 20, 2019, the following information supplements the section of the fund's prospectus entitled "Fund Details – Management – Biographical Information":

Patrick Kent, CFA, has been the lead primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Opportunistic Mid Cap Value Strategy, of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Opportunistic Small Cap Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Opportunistic Small/Mid Cap Strategy since March 2019.  Mr. Kent has been employed by Dreyfus since 2019.  He is the lead portfolio manager for opportunistic value strategies and head of the opportunistic value investment team at Mellon, an affiliate of Dreyfus, which he joined in 2019.  Previously, Mr. Kent was a portfolio manager at Wellington Management, where he co-managed the firm's global all-cap impact investing strategy, which paired top-down thematic research with bottom-up stock selection and focused on positive social and environmental impact.

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MFT-MSS0319